UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 West Michigan Avenue, Suite 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     August 5, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total:     $339,365,293 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	5475	126509	sh		shared	0	101684	0	24825
ATI Technologies Inc		COM	001941103	1678	141570	sh		shared	0	119570	0	22000
Alberto Culver Co		COM	013068101	5797	133778	sh		shared	0	110972	0	22806
Amerco				COM	023586100	214	4000	sh		shared	0	4000	0	0
Amgen Inc			COM	031162100	492	8145	sh		shared	0	6214	0	1931
Amphenol Corp NEW		CL A	032095101	6792	169092	sh		shared	0	138182	0	30910
BP PLC	Sponsored 		ADR	055622104	480	7695	sh		sole	0	5171	0	2524
Bank of America			COM	060505104	6426	140901	sh		shared	0	117076	0	23825
Bed Bath Beyond Inc		COM	075896100	4977	119125	sh		sole	0	98755	0	20370
Best Buy Inc			COM	086516101	4777	69680	sh		sole	0	58110	0	11570
Bright Horizon Fam Sol		COM	109195107	2201	54046	sh		shared	0	43396	0	10650
CDW Corporation			COM	12512N105	4517	79310	sh		shared	0	64290	0	15020
Carrington Labs Inc		COM	144525102	99	22000	sh		shared	0	22000	0	0
Cheesecake Factory Inc		COM	163072101	4898	141037	sh		sole	0	116082	0	24955
Chemical Fincl Corp		COM	163731102	213	6431	sh		shared	0	5894	0	537
Chico's Fas			COM	168615102	4344	126730	sh		shared	0	105905	0	20825
Cisco Sys Inc			COM	17275R102	443	23192	sh		shared	0	18270	0	4922
Citigroup Inc			COM	172967101	6952	150378	sh		sole	0	119411	0	30967
Dell Inc			CL B	24702R101	6661	168800	sh		shared	0	140280	0	28520
Dionex Corp			COM	254546104	1663	38135	sh		shared	0	31760	0	6375
Dupont E I DE Nem & Co		COM	263534109	553	12850	sh		shared	0	12850	0	0
Electronic Arts Inc		COM	285512109	4411	77924	sh		sole	0	61654	0	16270
Enerplus Res Fd	Unit TR 	G NEW	29274D604	7525	196995	sh		shared	0	163445	0	33550
Exxon Mobil Corp		COM	30231G102	887	15431	sh		shared	0	14831	0	600
Factset Resh Sys Inc		COM	303075105	2824	211799	sh		shared	0	63399	0	148400
Fastenal Co			COM	311900104	6651	108592	sh		shared	0	87165	0	21427
Fifth Third Bancorp		COM	316773100	4667	113358	sh		shared	0	105030	0	8328
First Natl Linln Corp		COM	335716106	240	14100	sh		shared	0	0	0	14100
Flaherty & Crmn/Clymr Pfd Se	COM SHS	338478100	1117	48325	sh		sole	0	46230	0	2095
Flaherty & Crumrine Pfd Inc	COM	33848E106	1132	87850	sh		sole	0	70875	0	16975
Fortune Brands Inc		CLBCONV	349631101	4615	51970	sh		shared	0	42535	0	9435
General Electric Co		COM	369604103	3836	110710	sh		shared	0	102936	0	7774
Gentex Corp			COM	371901109	213	11700	sh		shared	0	2300	0	9400
Harley Davidson Inc		COM	412822108	4024	81120	sh		shared	0	67045	0	14075
Health Mgmnt Associates Inc.	CL A	421933102	270	10295	sh		shared	0	1335	0	8960
Intel Corp			COM	458140100	333	12800	sh		sole	0	7375	0	5425
iShares MSCI Emer Indx Fund MFC	COM	459200101	5036	70334	sh		shared	0	69039	0	1295
ISHARES TR		S&P500/BAR GRW	464287309	1424	25209	sh		shared	0	23951	0	1258
ISHARES TR		S&P500/BAR VAL	464287408	3813	61167	sh		sole	0	57087	0	4080
ISHARES TR		S&P Midcp Grow	464287606	1767	25444	sh		sole	0	25014	0	430
ISHARES TR		S&P SMLCP VALU	464287879	2195	35611	sh		sole	0	34253	0	1358
ISHARES TR		S&P SMLCP GROW	464287887	2040	18718	sh		sole	0	17382	0	1336
JPMorgan & Chase & CO		COM	46625H100	629	17810	sh		sole	0	8966	0	8844
Johnson & Johnson		COM	478160104	610	9389	sh		shared	0	8389	0	1000
Kellogg Co			COM	487836108	628	14132	sh		shared	0	14132	0	0
Kronos Inc			COM	501052104	3757	93025	sh		shared	0	74840	0	18185
L-3 Communications Hldg Corp	COM	502424104	5618	73365	sh		shared	0	59035	0	14330
La Jolla Pharmaceutical Co	COM	503459109	14	17350	sh		sole	0	17350	0	0
Landstar Systems Inc		COM	515098101	2056	68110	sh		shared	0	57835	0	10275
MBNA Corp			COM	55262L100	6137	234577	sh		shared	0	187326	0	47251
McGraw Hill Cos Inc		CL A	580645109	3049	68895	sh		shared	0	55820	0	13075
Medtronic Inc			COM	585055106	278	5377	sh		shared	0	5377	0	0
Microsoft Corp			COM	594918104	222	8934	sh		shared	0	7600	0	1334
MIDCAP SPDR TR		UNIT SER 1	595635103	3394	27095	sh		sole	0	24955	0	2140
Monsanto Co New			COM	6116W101	356	5665	sh		shared	0	4488	0	1177
Morgan Stanley Emer Mkts Fd	COM	61744G107	6309	347580	sh		shared	0	290529	0	57051
National City Corp		COM	635405103	1106	32413	sh		shared	0	30290	0	2123
Oracle				COM	68389X105	225	17077	sh		shared	0	11525	0	5552
O Reilly Automotive Inc		COM	686091109	7987	267736	sh		shared	0	211898	0	55838
Patterson Companies Inc		COM	703395103	280	6206	sh		shared	0	1078	0	5128
Pepsico Inc			COM	713448108	390	7240	sh		shared	0	2647	0	4593
Pfizer Inc			COM	717081103	24342	882589	sh		shared	0	537074	0	345515
Polaris Industries		COM	731068102	3244	60083	sh		shared	0	46862	0	13221
Rare Hospitality Intl Inc	COM	753820109	2717	89185	sh		shared	0	73735	0	15450
Respironics Inc			COM	761230101	5992	165940	sh		shared	0	133220	0	32720
Rural/Metro Corp		COM	781748108	267	31000	sh		sole	0	31000	0	0
SBC Communications Inc		COM	78387G103	266	11189	sh		sole	0	9689	0	1500
SFBC Intl Inc			COM	784121105	5255	136025	sh		shared	0	113205	0	22820
SPDR TR			UNIT SER 1	78462F103	1185	9945	sh		shared	0	9934	0	11
Sara Lee Corp			COM	803111103	229	11550	sh		shared	0	11550	0	0
Shuffle Master Inc		COM	825549108	2471	88606	sh		shared	0	72100	0	16506
Stryker Corp			COM	863667101	102024	2145157	sh		shared	0	999496	0	1145661
Suncore Energy			COM	867229106	2850	60230	sh		shared	0	50255	0	9975
Sun Trust Banks			COM	867914103	245	3398	sh		shared	0	2557	0	841
Symantec Corp			COM	871503108	4862	223647	sh		shared	0	178666	0	44981
Sysco Corp			COM	871829107	6295	173941	sh		shared	0	143613	0	30328
3M Company			COM	88579Y101	211	2921	sh		shared	0	2921	0	0
Viacom Inc			CL B	925524308	1912	59805	sh		shared	0	50055	0	9750
Walgreen Co			COM	931422109	3282	71371	sh		shared	0	52883	0	18488


